SCHEDULE OF INVESTMENTS
Thornburg California Limited Term Municipal Fund	June 30, 2024 (Unaudited)

ISSUER-DESCRIPTION		PRINCIPAL AMOUNT	VALUE
	LONG-TERM MUNICIPAL BONDS — 98.1%
	Apple Valley Public Financing Authority (BAM), Series A, 4.00% due 6/1/2028	$ 460,000	$ 472,899
	Bay Area Toll Authority (San Francisco Bay Area Toll Bridge),
[a]	Series A, 2.95% due 4/1/2047 (put 4/1/2026)	5,465,000	5,376,063
[a]	Series E, 4.29% (MUNIPSA + 0.41%) due 4/1/2056 (put 4/1/2028)	1,000,000	977,549
	Burbank-Glendale-Pasadena Airport Authority Brick Campaign AMT, Series B, 5.00% due 7/1/2034	1,000,000	1,106,939
	California (Cedars-Sinai Medical Center Obligated Group) HFFA, Series A, 5.00% due 8/15/2033	1,000,000	1,029,933
	California (Children’s Hospital Los Angeles) HFFA, Series A, 5.00% due 8/15/2033	770,000	791,556
	California (Episcopal Communities & Services for Seniors Obligated Group) HFFA, Series A, 3.85% due 11/15/2027	1,500,000	1,493,604
[a]	California (Kaiser Foundation Hospitals) HFFA, Series C, 5.00% due 6/1/2041 (put 11/1/2029)	4,075,000	4,410,218
	California (Providence St. Joseph Health Obligated Group) HFFA,
[a]	Series B, 5.00% due 10/1/2039 (put 10/1/2027)	460,000	475,650
[a]	Series B-2, 4.00% due 10/1/2036 (put 10/1/2024)	930,000	929,294
	California (St. Joseph Health System) HFFA, Series A, 5.00% due 7/1/2024	1,000,000	1,000,078
	California (Stanford Health Care Obligated Group) HFFA,
	Series A,
[a]	3.00% due 8/15/2054 (put 8/15/2025)	3,000,000	2,969,505
	5.00% due 8/15/2033	1,500,000	1,742,670
[a]	California Community Choice Financing Authority (Guaranty: Deutsche Bank AG) (Green Bond), Series C, 5.25% due 1/1/2054 (put 10/1/2031)	5,000,000	5,262,330
	California Community Choice Financing Authority (Guaranty: Goldman Sachs Group, Inc.) (Green Bond),
[a]	Series A, 4.00% due 10/1/2052 (put 12/1/2027)	2,440,000	2,444,026
[a]	Series A-1, 5.00% due 12/1/2053 (put 8/1/2029)	500,000	523,704
[a]	Series G, 5.25% due 11/1/2054 (put 4/1/2030)	3,000,000	3,194,988
	California Community Choice Financing Authority (Guaranty: Morgan Stanley Group) (Green Bond),
[a]	Series B-1, 4.00% due 2/1/2052 (put 8/1/2031)	4,500,000	4,480,699
[a]	Series E-1, 5.00% due 2/1/2054 (put 3/1/2031)	7,000,000	7,392,910
	California Educational Facilities Authority (Art Center College of Design), Series A, 5.00% due 12/1/2033	375,000	404,536
[a]	California Housing Finance Agency (Del Sur Family Housing LP), Series V, 5.00% due 5/1/2054 (put 11/1/2026)	3,875,000	3,998,667
[a]	California Housing Finance Agency (FHA), Series A-2, 3.60% due 8/1/2063 (put 8/1/2026)	2,500,000	2,499,250
[a,b]	California Infrastructure & Economic Development Bank (DesertXpress Enterprises LLC) AMT, Series A, 3.95% due 1/1/2050 (put 1/30/2025)	1,000,000	1,000,040
[a]	California Infrastructure & Economic Development Bank (J Paul Getty Trust), Series B-2, 3.00% due 10/1/2047 (put 10/1/2026)	1,390,000	1,382,671
	California Municipal Finance Authority (Aldersly) (California Mtg Insurance),
	Series B,
	3.75% due 11/15/2028	2,990,000	2,995,777
	4.00% due 11/15/2028	595,000	595,461
	California Municipal Finance Authority (Ararat Home of Los Angeles, Inc.) (California Mtg Insurance), 5.00% due 5/15/2033 - 5/15/2034	200,000	219,391
	California Municipal Finance Authority (Biola University), 5.00% due 10/1/2027	430,000	443,057
	California Municipal Finance Authority (CHF-Davis II LLC) (BAM), 5.00% due 5/15/2028	2,100,000	2,200,867
	California Municipal Finance Authority (CHF-Davis II LLC) (BAM) (Green Bond),
	4.00% due 5/15/2032	600,000	616,757
	5.00% due 5/15/2025 - 5/15/2031	2,295,000	2,440,779
	California Municipal Finance Authority (Congregational Homes, Inc. Obligated Group), Series B-1, 2.75% due 11/15/2027	405,000	400,643
	California Municipal Finance Authority (Palomar Health Obligated Group) (AGM) COP, Series A, 5.00% due 11/1/2027 - 11/1/2032	500,000	555,574
	California Municipal Finance Authority (Republic Services, Inc.) AMT,
	Series A,
[a]	3.875% due 3/1/2054 (put 3/1/2034)	2,000,000	1,965,080
[a]	4.00% due 7/1/2041 (put 10/1/2024)	2,000,000	2,000,000
[a]	4.375% due 9/1/2053 (put 9/1/2033)	3,000,000	3,014,865
[a]	Series B, 4.00% due 7/1/2051 (put 7/15/2024)	3,000,000	2,999,967
[a]	California Municipal Finance Authority (Roseville Affordable LP), Series B, 3.75% due 6/1/2028 (put 6/1/2027)	1,000,000	1,000,965
	California Municipal Finance Authority (Waste Management, Inc.; Guaranty: Waste Management Holdings) AMT,
[a]	Series A, 4.125% due 10/1/2041 (put 10/1/2025)	750,000	748,460
[a]	Series B, 4.80% due 11/1/2041 (put 6/2/2025)	1,000,000	1,003,264
	California Pollution Control Financing Authority (Guaranty: Waste Management, Inc.) AMT, Series A1, 3.375% due 7/1/2025	2,000,000	1,986,518
[a,b]	California Pollution Control Financing Authority (Republic Services, Inc.) AMT, 4.125% due 7/1/2043 (put 8/15/2024)	3,000,000	3,001,116
[a]	California Pollution Control Financing Authority (Waste Management, Inc.) AMT, Series A, 4.25% due 11/1/2038 (put 7/2/2029)	3,000,000	2,994,214
	California State Public Works Board, Series C, 5.00% due 9/1/2033	1,500,000	1,732,629
	California State Public Works Board (Correctional & Rehabilitation Facilities), Series A, 5.00% due 9/1/2024	3,580,000	3,589,630
[a]	California State University, Series B-3, 3.125% due 11/1/2051 (put 11/1/2026)	4,200,000	4,152,288
	California Statewide Communities Development Authority (CHF-Irvine LLC), 5.00% due 5/15/2027	500,000	508,410
	California Statewide Communities Development Authority (CHF-Irvine LLC) (BAM), 5.00% due 5/15/2032	2,420,000	2,668,510
[a]	California Statewide Communities Development Authority (Kaiser Foundation Hospitals), Series 2004-M-R, 5.00% due 4/1/2038 (put 11/1/2029)	2,815,000	3,045,149
	California Statewide Communities Development Authority (Methodist Hospital of Southern California Obligated Group), 5.00% due 1/1/2031	200,000	211,532
	California Statewide Communities Development Authority (Odd Fellows Home of California) (California Mtg Insurance), Series A, 5.00% due 4/1/2026 - 4/1/2033	2,345,000	2,550,085

SCHEDULE OF INVESTMENTS, Continued
Thornburg California Limited Term Municipal Fund	June 30, 2024 (Unaudited)

ISSUER-DESCRIPTION		PRINCIPAL AMOUNT	VALUE
	California Statewide Communities Development Authority (Southern California Edison Co.),
	Series A, 1.75% due 9/1/2029	$2,500,000	$ 2,152,170
	Series D, 4.50% due 11/1/2033	3,500,000	3,707,375
	Calipatria (Educational Facilities) (BAM) USD GO, Series B, Zero Coupon due 8/1/2025	665,000	630,625
	Chino Basin Regional Financing Authority, Series B, 4.00% due 11/1/2025	650,000	654,532
	City of Chula Vista (Police Facility Project) COP, 5.00% due 10/1/2024	1,700,000	1,707,041
	City of Chula Vista Redevelopment Successor Agency (AGM), 5.00% due 10/1/2032	1,070,000	1,101,977
	City of Colton Redevelopment Successor Agency (Multiple Redevelopment Project Areas) (BAM), 5.00% due 8/1/2025	950,000	966,862
	City of Fresno (Fresno Airport Revenue) (BAM) AMT, Series A, 5.00% due 7/1/2030 - 7/1/2033	3,255,000	3,466,041
	City of Los Angeles Department of Airports AMT,
	Series B, 5.00% due 5/15/2030 - 5/15/2032	4,600,000	4,771,677
	Series C, 5.00% due 5/15/2031	400,000	413,363
	Series D, 5.00% due 5/15/2033	5,435,000	5,905,801
	City of Rialto Redevelopment Agency (Merged Project Area) (BAM), Series A, 5.00% due 9/1/2024	500,000	501,383
[a]	City of San Jose (Allied 1510 Parkmoor LP) (HUD), Series F-2, 5.00% due 6/1/2027 (put 6/1/2026)	2,000,000	2,056,386
	City of San Mateo (San Mateo Community Facilities District No. 2008-1) (BAM), 5.00% due 9/1/2027 - 9/1/2032	3,915,000	4,329,127
	City of Stockton Redevelopment Successor Agency (Redevelopment of Midtown, North & South Stockton & Waterfront Areas) (AGM), Series A, 5.00% due 9/1/2025	1,155,000	1,176,265
	City of Victorville Electric Revenue, Series A, 5.00% due 5/1/2028 - 5/1/2032	1,090,000	1,218,036
	Commerce CDC Successor Agency (Multiple Redevelopment Project Areas) (AGM), Series A, 5.00% due 8/1/2027	1,760,000	1,811,153
	County of Sacramento CA Airport System Revenue AMT, Series C, 5.00% due 7/1/2027	1,925,000	2,000,088
[a,b]	Deutsche Bank Spears/Lifers Trust (LOC Deutsche Bank AG), Series 2024-8135, 5.10% due 4/1/2060 (put 7/1/2024)	2,600,000	2,600,000
	Elk Grove Finance Authority (Poppy Ridge CFD No. 2003-1 & East Franklin CFD No. 2002-1), 5.00% due 9/1/2025	750,000	763,264
	Fremont Union High School District GO, 5.00% due 8/1/2025	500,000	510,547
	Guam Power Authority (Electric Power System), Series A, 5.00% due 10/1/2027	1,230,000	1,264,732
	Guam Waterworks Authority (Water & Wastewater System), 5.00% due 7/1/2025 - 7/1/2027	1,225,000	1,250,884
	Hacienda La Puente (Educational Facilities) (AGM) USD COP, Series C, 5.00% due 6/1/2025	1,300,000	1,321,077
	Hesperia Community Redevelopment Successor Agency (AGM), Series A, 5.00% due 9/1/2030	500,000	532,665
	Indian Wells Redevelopment Successor Agency (NPFG), Series A, 5.00% due 9/1/2029	500,000	515,236
	Indio Finance Authority (BAM), Series A, 5.00% due 11/1/2028 - 11/1/2032	1,815,000	2,015,417
	Jurupa Public Financing Authority (AGM), 5.00% due 9/1/2030 - 9/1/2033	3,785,000	4,299,936
	Lammersville Joint (BAM) USD, 5.00% due 9/1/2028 - 9/1/2032	4,055,000	4,522,021
	Lodi Public Financing Authority (Lodi Electric System Revenue) (AGM), 5.00% due 9/1/2031	1,405,000	1,500,696
	Los Angeles Community College District GO, 5.00% due 8/1/2026 - 8/1/2034	6,000,000	6,679,575
[a]	Los Angeles County Development Authority (2111 Firestone LP) (HUD), Series E, 5.00% due 7/1/2043 (put 7/1/2026)	2,605,000	2,672,407
[a]	Los Angeles County Development Authority (Century Wlava 2 LP) (HUD), Series C, 3.75% due 12/1/2046 (put 12/1/2026)	2,500,000	2,466,487
[a]	Los Angeles County Development Authority (VA Building 402 LP) (HUD), Series F, 3.375% due 1/1/2046 (put 7/1/2026)	3,855,000	3,835,818
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue, Series A, 4.00% due 7/1/2033	1,200,000	1,200,140
	Los Angeles Department of Water & Power,
	Series A, 5.00% due 7/1/2033 - 7/1/2034	2,500,000	2,514,631
	Series B, 5.00% due 7/1/2033	1,050,000	1,092,958
	Los Angeles Housing Authority (FNMA), Series A, 3.75% due 4/1/2034	3,000,000	3,007,275
	Los Angeles USD COP, Series A, 5.00% due 10/1/2033	3,000,000	3,468,390
	Los Angeles USD GO, Series A, 5.00% due 7/1/2024 - 7/1/2034	5,100,000	5,191,283
	Moreno Valley Public Financing Authority (Public Improvements), 5.00% due 11/1/2024	1,455,000	1,463,128
	Municipal Improvement Corp. (Los Angeles), Series B, 4.00% due 11/1/2033	1,225,000	1,252,378
	Norman Y Mineta San Jose International Airport SJC AMT, Series A, 5.00% due 3/1/2025 - 3/1/2028	2,575,000	2,616,180
[a]	Northern California Energy Authority (Commodity Supply Revenue; Guaranty: Goldman Sachs Group, Inc.), Series A, 4.00% due 7/1/2049 (put 7/1/2024)	2,000,000	2,000,000
[a]	Northern California Energy Authority (Guaranty: Paclife Life Insurance Co.), Series A-1, 5.00% due 12/1/2054 (put 8/1/2030)	1,000,000	1,068,585
	Oakland (County of Alameda Educational Facilities) USD GO, Series A, 5.00% due 8/1/2025	1,300,000	1,324,453
	Peralta Community College District GO, 5.00% due 8/1/2031 - 8/1/2033	2,065,000	2,371,513
	Pittsburg Redevelopment Successor Agency (AGM), Series A, 5.00% due 9/1/2024 - 9/1/2029	3,735,000	3,787,114
	Poway Redevelopment Successor Agency (Paguay Redevelopment Project), Series A, 5.00% due 6/15/2025	4,665,000	4,740,620
	Rancho Cucamonga Redevelopment Project Successor Agency (Rancho Redevelopment Project Area) (AGM), 5.00% due 9/1/2024	2,000,000	2,005,532
	Rancho Santa Fe Community Services District Financing Authority, Series A, 5.00% due 9/1/2025	1,745,000	1,775,860
	Richmond County Redevelopment Successor Agency (Joint Powers Financing Authority & Harbour Redevelopment Project) (BAM), Series A, 5.00% due 9/1/2024	450,000	451,100
	Riverside County Public Financing Authority (Capital Facilities Project) ETM, 5.00% due 11/1/2025	1,000,000	1,022,398
	Riverside County Redevelopment Successor Agency (AGM), Series B, 5.00% due 10/1/2030	500,000	507,756
	Riverside County Redevelopment Successor Agency (BAM), Series B, 5.00% due 10/1/2030	750,000	761,649
	Rosemead CDC Successor Agency (Rosemead Merged Project Area) (BAM), 5.00% due 10/1/2024 - 10/1/2026	1,770,000	1,807,111
	Sacramento City Schools Joint Power Financing Authority (Sacramento City USD Educational Facility Sublease) (BAM), Series A, 5.00% due 3/1/2025	2,175,000	2,176,057
[a]	Sacramento Municipal Utility District, Series B, 5.00% due 8/15/2049 (put 10/15/2025)	1,255,000	1,268,071
	San Diego (Educational System Capital Projects) USD GO, Series R-3, 5.00% due 7/1/2024	3,000,000	3,000,420
	San Diego County Regional Airport Authority, Series A, 5.00% due 7/1/2033	500,000	543,794

SCHEDULE OF INVESTMENTS, Continued
Thornburg California Limited Term Municipal Fund	June 30, 2024 (Unaudited)

ISSUER-DESCRIPTION		PRINCIPAL AMOUNT	VALUE
	San Diego County Regional Airport Authority AMT,
	Series B, 5.00% due 7/1/2030 - 7/1/2033	$5,380,000	$ 5,815,526
	Series C, 5.00% due 7/1/2031 - 7/1/2033	2,560,000	2,723,907
	San Francisco City & County Airport Comm-San Francisco International Airport AMT, Series A, 5.00% due 5/1/2032 - 5/1/2034	5,000,000	5,450,198
	San Francisco Community College District (BAM) GO, Series B, 5.00% due 6/15/2033 - 6/15/2034	1,150,000	1,329,641
	San Marcos Redevelopment Successor Agency, Series A, 5.00% due 10/1/2033	1,000,000	1,015,738
	San Mateo County Transit District Sales Tax Revenue, Series A, 5.00% due 6/1/2029	1,000,000	1,014,163
	Santa Clara County Financing Authority, Series Q, 4.00% due 5/15/2032	1,040,000	1,043,476
	Santa Clara County Financing Authority (Multiple Facilities Projects), Series P, 5.00% due 5/15/2025	2,255,000	2,291,251
	Santa Cruz County Capital Financing Authority, Series A-1, 4.00% due 6/1/2029 - 6/1/2034	2,685,000	2,749,880
	Santa Margarita Water District (Talega Community Facilities), Series A, 5.00% due 9/1/2027	350,000	367,888
	State of California GO,
	4.00% due 9/1/2034	1,000,000	1,008,044
	5.00% due 8/1/2027 - 8/1/2033	2,640,000	2,777,372
	Stockton Public Financing Authority (Stockton Water Revenue) (BAM) (Green Bond), Series A, 5.00% due 10/1/2024 - 10/1/2027	2,130,000	2,203,695
	Torrance USD GO, 4.25% due 8/1/2033	1,320,000	1,345,476
	Tustin (Community Facilities District No. 97-1) USD, Series A, 5.00% due 9/1/2031	450,000	452,604
	Vallejo City (BAM) USD GO, 5.00% due 8/1/2032	460,000	520,609
	Ventura County Public Financing Authority (Office Building Purchase & Improvements), Series B, 5.00% due 11/1/2024	1,060,000	1,060,797
	TOTAL LONG-TERM MUNICIPAL BONDS — 98.1% (Cost $264,325,287)		$265,910,092
	SHORT-TERM MUNICIPAL BONDS — 1.8%
[a]	Los Angeles Department of Water & Power (SPA Barclays Bank plc), Series B-3, 4.55% due 7/1/2034 (put 7/1/2024)	3,300,000	3,300,000
[a]	Regents of the University of California Medical Center Pooled Revenue, Series B-1, 4.65% due 5/15/2032 (put 7/1/2024)	1,500,000	1,500,000
	TOTAL SHORT-TERM MUNICIPAL BONDS — 1.8% (Cost $4,800,000)		$4,800,000
	Total Investments — 99.9% (Cost $269,125,287)		$270,710,092
	Other Assets Less Liabilities — 0.1%		222,294
	Net Assets — 100.0%		$270,932,386

Footnote Legend
a	Variable, floating, step, or fixed to floating rate securities are securities for which interest rate changes are based on changes in a designated base rate or on a predetermined schedule. The rates shown are those in effect on June 30, 2024.
b	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are restricted but liquid and may only be resold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. As of June 30, 2024, the aggregate value of these securities in the Fund’s portfolio was $6,601,156, representing 2.44% of the Fund’s net assets.
Portfolio Abbreviations
To simplify the listings of securities, abbreviations are used per the table below:
AGM	Insured by Assured Guaranty Municipal Corp.
AMT	Alternative Minimum Tax
BAM	Insured by Build America Mutual Insurance Co.
CDC	Community Development Commission
COP	Certificates of Participation
ETM	Escrowed to Maturity
FHA	Insured by Federal Housing Administration
FNMA	Collateralized by Federal National Mortgage Association
GO	General Obligation
HFFA	Health Facilities Financing Authority
HUD	Insured by Housing and Urban Development
LOC	Letter of Credit
Mtg	Mortgage
MUNIPSA	Securities Industry and Financial Markets Association (SIFMA) Municipal Swap Index
NPFG	Insured by National Public Finance Guarantee Corp.
SPA	Stand-by Purchase Agreement
USD	Unified School District
VA	Veterans Affairs

NOTES TO SCHEDULE OF INVESTMENTS
Thornburg California Limited Term Municipal Fund	June 30, 2024 (Unaudited)

NOTE 1 – ORGANIZATION
Thornburg California Limited Term Municipal Fund (the “Fund”) is a diversified series of Thornburg Investment Trust (the “Trust”). The Trust is organized as a Massachusetts business trust under a Declaration of Trust dated June 3, 1987 and is registered as a diversified, open-end management investment company under the Investment Company Act of 1940, as amended (the "1940 Act"). The Fund is currently one of twenty-four separate series of the Trust. Each series is considered to be a separate entity for financial reporting and tax purposes. The Fund currently offers four classes of shares of beneficial interest: Class A, Class C, Class C2 and Institutional Class (“Class I”).
NOTE 2 – SECURITY VALUATION
Valuation of the Fund’s portfolio investment securities is performed by Thornburg Investment Management, Inc., the Trust’s investment advisor (the "Advisor"), which has been designated by the Trustees of the Trust (the "Trustees") as the Fund’s "valuation designee," as that term is defined in rule 2a-5 under the 1940 Act. The Advisor performs this valuation function under the supervision of the Trustees and in accordance with policies and procedures that have been adopted by the Advisor and approved by the Trustees (the “Valuation Policy and Procedures”).
In its capacity as the Fund’s valuation designee, the Advisor makes good faith determinations of the fair value of portfolio securities for which market quotations are not readily available, and otherwise complies with and administers the Valuation Policy and Procedures. The Advisor performs those functions in significant measure through its Valuation and Pricing Committee (the “Committee”), though the Advisor may also obtain the assistance of others, including professional pricing service providers selected and approved by the Committee. In accordance with the Valuation Policy and Procedures, the Committee: assesses and manages the material risks associated with determining the fair value of those Fund investments for which market quotations are not readily available; selects and applies methodologies for determining and calculating such fair values; periodically reviews and tests the appropriateness and accuracy of those methodologies; monitors for circumstances that may necessitate the use of fair value; and approves, monitors, and evaluates pricing services engaged to provide evaluated prices for the Fund’s investments. The Committee provides reports on its activities to the Trustees’ Audit Committee, which is responsible for overseeing the Committee’s and the Advisor’s work in discharging the functions under the Valuation Policy and Procedures.
In those instances when the Committee assists in calculating a fair value for a portfolio investment, the Committee seeks to determine the price that the Fund would reasonably expect to receive upon a sale of the investment in an orderly transaction between market participants on the valuation date. The Committee customarily utilizes quotations from securities broker dealers in calculating valuations, but also may utilize prices obtained from pricing service providers or other methods selected by the Committee. Because fair values calculated by the Committee are estimates, the calculation of a fair value for an investment may differ from the price that would be realized by the Fund upon a sale of the investment, and the difference could be material to the Fund’s financial statements. The Committee’s calculation of a fair value for an investment may also differ from the prices obtained by other persons (including other mutual funds) for the investment.
Valuation of Securities: Debt obligations held by the Fund which are not listed or traded on exchanges or for which no reported market exists are ordinarily valued at the valuation obtained from a pricing service provider approved by the Committee.
In any case when a pricing service provider fails to provide a valuation for a debt obligation held by the Fund, the Committee may calculate a fair value for the obligation using alternative methods selected and approved by the Committee. Additionally, in cases when the Committee believes that a valuation obtained from a pricing service provider is stale, does not reflect material factors affecting the valuation of the investment, is significantly different than the value the Fund is likely to obtain if it sought a bid for the investment, or is otherwise unreliable, the Committee may calculate a fair value for the obligation using an alternative method selected and approved by the Committee.